Shareholders' Equity	9 Months Ended
Sep. 30, 2024
Stockholders Equity Note [Abstract]
SHAREHOLDERS' EQUITY

3. SHAREHOLDERS’ EQUITY

The changes in shareholders’ equity for the nine months ended September 30, 2023 and 2024 are as follows:

	Attributable to iQIYI, INC.
	Ordinary shares		Additional	Accumulated other			Total
	Number of shares	Amount	paid-in capital	comprehensive income	Accumulated deficit	Noncontrolling interests	shareholders' equity
(unaudited)		RMB	RMB	RMB	RMB	RMB	RMB
Balances as of December 31, 2022	6,088,666,178	387	50,885,688	1,863,454	(46,498,897)	92,807	6,343,439
Net income	—	—	—	—	1,459,236	17,881	1,477,117
Issuance of ordinary shares upon follow-on offering, net of issuance costs	605,325,000	41	3,395,149	—	—	—	3,395,190
Exercise of share-based awards	19,117,294	1	46,654	—	—	—	46,655
Other comprehensive loss	—	—	—	(379,795)	—	693	(379,102)
Dividends paid and payable to noncontrolling interest holders	—	—	—	—	—	(21,552)	(21,552)
Share-based compensation	—	—	484,156	—	—	—	484,156
Balances as of September 30, 2023	6,713,108,472	429	54,811,647	1,483,659	(45,039,661)	89,829	11,345,903

Balances as of December 31, 2023	6,716,137,085	430	54,971,469	1,688,047	(44,573,428)	98,397	12,184,915
Net income	—	—	—	—	953,414	24,163	977,577
Exercise of share-based awards	22,221,416	1	39,311	—	—	—	39,312
Other comprehensive loss	—	—	—	(299,055)	—	(224)	(299,279)
Dividends paid and payable to noncontrolling interest holders	—	—	—	—	—	(22,503)	(22,503)
Acquisition of noncontrolling interests in subsidiaries	—	—	3,706	—	—	(30,525)	(26,819)
Share-based compensation	—	—	425,457	—	—	—	425,457
Balances as of September 30, 2024	6,738,358,501	431	55,439,943	1,388,992	(43,620,014)	69,308	13,278,660
Balances as of September 30, 2024, in US$		62	7,900,129	197,930	(6,215,802)	9,876	1,892,195

535,500,000 Class A ordinary shares (76,500,000 ADS equivalent) were issued on January 19, 2023 and 69,825,000 Class A ordinary shares (9,975,000 ADS equivalent) were issued on January 26, 2023 pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs.